Document and Entity Information	May 21, 2025
Cover [Abstract]
Entity Address, Country	NL
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001651311
Document Type	8-K
Document Period End Date	May 21, 2025
Entity Registrant Name	MERUS N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-37773
Entity Address, Address Line One	Uppsalalaan 17
Entity Address, Postal Zip Code	3584 CT
Entity Address, City or Town	Utrecht
City Area Code	31 85
Local Phone Number	016 2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, €0.09 nominal value per share
Trading Symbol	MRUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false